Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expenses

	Six Months Ended June 30,
	2021	2020
Research and development	$29,031	$14,219
Sales and marketing	48,628	12,000
General and administrative	48,178	-
Total expense – shares issued for services	$125,837	$26,219

Schedule of Fair Value of Option Grant of Weighted-average Assumptions

The fair value of all options granted is determined using the Black-Scholes option-pricing model. The following weighted-average assumptions were used:

	Six Months Ended June 30, 2021	Six Months Ended June 30, 2020
Risk-free interest rate	0.21%	0.51%
Expected life of the options	3.5 years	3.5 years
Expected volatility of the underlying stock	76.3%	70.7%
Expected dividend rate	0%	0%

The fair value of all options granted is determined using the Black-Scholes option-pricing model. The following weighted-average assumptions were used:

Year Ended December 31, 2020
Risk-free interest rate	0.51%
Expected life of the options	3.5 years
Expected volatility of the underlying stock	70.7%
Expected dividend rate	0%

Schedule of Options Outstanding and Exercisable

Options outstanding at June 30, 2021 consist of:

Date Issued	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
March 12, 2020	500,000	166,667	$0.40	December 31, 2024
June 27, 2020	150,000	50,000	$0.40	December 31, 2024
January 1, 2021	450,000	150,000	$0.65	December 31, 2025
Total	1,100,000	366,667

Schedule of Warrants Outstanding and Exercisable

Warrants outstanding at June 30, 2021 consist of:

Date Issued	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
March 16, 2021	15,900	15,900	$0.75	March 15, 2023
May 7, 2021	53,704	53,704	$0.74	May 6, 2023
June 17, 2021	12,189	12,189	$0.83	June 16, 2023
Total	89,793	89,793